UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2006

Item 1.	Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

EQUITY SECURITIES - 98.8%	Shares	Value

Air Freight & Logistics - 2.6%
Pacer International, Inc.	116,700	$3,474,159

Beverages - 1.5%
Hansen Natural Corp.*	59,300	1,997,224

Capital Markets - 3.7%
Affiliated Managers Group, Inc.*	33,600	3,532,368
Federated Investors, Inc., Class B	45,400	1,533,612

		5,065,980

Chemicals - 2.6%
Praxair, Inc.	59,700	3,542,001

Construction Materials - 1.8%
Eagle Materials, Inc.	57,300	2,477,079

Consumer Finance - 1.5%
SLM Corp.	40,600	1,980,062

Diversified Consumer Services - 3.0%
Strayer Education, Inc.	37,950	4,024,597

Electronic Equipment & Instruments - 10.4%
Amphenol Corp.	89,500	5,556,160
Itron, Inc.*	75,600	3,919,104
Mettler — Toledo International, Inc.*	58,000	4,573,300

		14,048,564

Energy Equipment & Services - 3.8%
Superior Energy Services, Inc.*	158,200	5,169,976

Gas Utilities - 3.3%
Energen Corp.	33,300	1,563,102
Oneok, Inc.	68,400	2,949,408

		4,512,510

Health Care Equipment & Supplies - 2.3%
Cytyc Corp.*	110,900	3,138,470

Health Care Providers & Services - 6.2%
Coventry Health Care, Inc.*	52,850	2,645,142
DaVita, Inc.*	65,900	3,748,392
Omnicare, Inc.	51,600	1,993,308

		8,386,842

Household Durables - 4.8%
KB Home	46,600	2,389,648
Pulte Homes, Inc.	125,000	4,140,000

		6,529,648

Household Products - 3.2%
Church & Dwight Co., Inc.	101,450	4,326,843

Insurance - 1.3%
Protective Life Corp.	36,600	1,738,500

IT Services - 3.4%
CSG Systems International, Inc.*	124,100	3,317,193
Global Payments, Inc.	28,900	1,338,070

		4,655,263

Life Sciences — Tools & Services - 6.0%
Dionex Corp.*	63,800	3,618,098
Waters Corp.*	91,900	4,500,343

		8,118,441

Machinery - 2.4%
Graco, Inc.	83,400	3,304,308

Media - 2.5%
Meredith Corp.	60,200	3,392,270

Metals & Mining - 1.8%
Reliance Steel & Aluminum Co.	62,600	2,465,188

Office Electronics - 1.9%
Xerox Corp.*	154,600	2,620,470

Oil, Gas & Consumable Fuels - 2.9%
XTO Energy, Inc.	84,100	3,956,905

Pharmaceuticals - 3.2%
Barr Pharmaceuticals, Inc.*	86,600	4,340,392

Semiconductors & Semiconductor Equipment - 1.9%
Diodes, Inc.*	70,400	2,497,792

Software - 5.9%
ANSYS Inc.*	85,200	3,705,348
FactSet Research Systems, Inc.	75,100	4,241,648

		7,946,996

Specialty Retail - 9.7%
Chico’s FAS, Inc.*	155,700	3,221,433
Group 1 Automotive, Inc.	39,600	2,048,112
Guitar Center, Inc.*	77,700	3,532,242
Ross Stores, Inc.	147,200	4,312,960

		13,114,747

Thrifts & Mortgage Finance - 2.5%
FirstFed Financial Corp.*	50,900	3,408,773

Trading Companies & Distributors - 2.7%
WESCO International, Inc.*	60,900	3,581,529

Total Equity Securities (Cost $124,179,022)		133,815,529

	Principal
High Social Impact Investments - 1.0%	Amount

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	$1,419,488	1,376,946

Total High Social Impact Investments (Cost $1,419,488)		1,376,946

TOTAL INVESTMENTS (Cost $125,598,510) - 99.8%		135,192,475
Other assets and liabilities, net - 0.2%		215,477

NET ASSETS - 100%		135,407,952

 * Non income producing security

(b) This security was valued by the Board of Directors, see Note A.
(i) Restricted securities represent 1.0% of the net assets of the Fund.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05 - 7/3/06	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

EQUITY SECURITIES - 97.0%	Shares	Value

Australia - 4.0%
Amcor Ltd.	121,837	$696,276
Aristocrat Leisure Ltd.	87,738	1,099,636
Australia & New Zealand Banking Group Ltd.	315,437	7,014,225
Australian Stock Exchange Ltd.	5,782	173,875
BlueScope Steel Ltd.	228,699	1,553,944
Computershare Ltd.	61,135	428,888
CSL Ltd.	22,583	1,163,655
QBE Insurance Group Ltd.	172,419	3,920,983
Santos Ltd.	578,237	4,498,700
Telstra Corp. Ltd.	273,138	891,346
Westpac Banking Corp.	248,362	4,745,497

		26,187,025

Austria - 1.2%
Raiffeisen International Bank Holding AG	14,868	2,266,286
Voestalpine AG	100,497	5,671,982

		7,938,268

Belgium - 2.5%
Colruyt SA	6,708	1,432,234
Delhaize Group	14,700	1,224,992
Dexia	132,557	3,629,638
Fortis SA/NV	239,040	10,191,781

		16,478,645

Canada - 3.3%
EnCana Corp.	109,600	5,046,453
IPSCO, Inc.	31,502	2,962,064
Royal Bank of Canada	104,100	4,957,568
Teck Cominco Ltd., Class B	112,094	8,454,661

		21,420,746

Denmark - 0.1%
Topdanmark A/S*	2,850	471,137

Finland - 2.8%
Kesko Oyj, Class B	39,400	2,080,731
Metso Oyj	174,433	8,802,156
Rautaruukki Oyj	145,140	5,774,534
Sampo Oyj	68,435	1,831,423

		18,488,844

France - 10.6%
Air France-KLM	306,317	12,890,452
AXA SA	52,160	2,111,028
BNP Paribas SA	195,371	21,308,137
CNP Assurances SA	9,446	1,054,535
Groupe Danone SA	9,210	1,395,224
Lafarge SA	14,755	2,194,349
L’Oreal SA	10,009	1,002,478
Societe Generale Groupe	95,373	16,184,860
Vallourec SA	39,090	11,363,777

		69,504,840

Germany - 5.5%
Beiersdorf AG	5,796	375,690
Deutsche Bank AG	7,651	1,023,156
Muenchener Rueckversicherungs AG	95,866	16,498,761
ProSiebenSat.1 Media AG	8,690	284,963
Solarworld AG	13,440	844,207
Volkswagen AG	149,850	16,984,074

		36,010,851

Greece - 0.3%
Alpha Bank AE	10,536	318,386
National Bank of Greece SA	33,005	1,520,014

		1,838,400

Italy - 1.4%
Banca Monte dei Paschi di Siena SpA	88,394	571,851
Banca Popolare di Milano SCRL	34,298	595,164
Banco Popolare di Verona e Novara SCRL	89,711	2,574,824
Enel SpA	366,810	3,782,794
UniCredito Italiano SpA	191,608	1,678,898

		9,203,531

Japan - 17.6%
Amada Co. Ltd.	98,000	1,038,252
Brother Industries Ltd.	287,000	3,884,537
Canon, Inc.	368,300	20,731,863

Central Japan Railway Co.	1,019	10,530,309
Daito Trust Construction Co. Ltd.	7,300	334,871
East Japan Railway Co.	598	3,994,203
Eisai Co. Ltd.	78,000	4,285,822
FUJIFILM Holdings Corp.	52,800	2,169,225
Fujikura Ltd.	599,000	5,269,086
Haseko Corp.	41,500	148,532
KDDI Corp.	1,037	7,030,952
Mazda Motor Corp.	1,064,067	7,268,107
Mitsubishi Gas Chemical Co., Inc.	82,000	857,719
Mitsui OSK Lines Ltd.	506,000	4,990,918
Nikon Corp.	508,000	11,139,509
Olympus Corp.	52,000	1,633,942
Santen Pharmaceutical Co. Ltd.	600	16,887
SBI Holdings, Inc.	15,883	5,351,046
Stanley Electric Co. Ltd.	20,400	408,771
Sumitomo Trust & Banking Co. Ltd.	94,000	985,608
Taiheiyo Cement Corp.	191,000	747,793
Teijin Ltd.	459,000	2,826,692
Tokyo Electron Ltd.	59,100	4,657,492
Tokyo Gas Co. Ltd.	86,000	457,366
Tokyu Corp.	136,000	870,674
Toyota Motor Corp.	168,300	11,255,350
Yamaha Motor Co.Ltd.	74,700	2,347,221

		115,232,747

Mexico - 0.0%
Empresas ESM, SA de CV (a)(b)(i)*	350,000	87,500

Netherlands - 4.7%
Aegon NV	356,937	6,801,447
ING Groep NV (CVA) (s)	488,191	21,639,255
Randstad Holdings NV	6,930	479,189
Royal KPN NV	127,563	1,812,938

		30,732,829

Norway - 1.1%
Orkla ASA	44,300	2,510,902
Statoil ASA	177,200	4,701,718
Telenor ASA	3,000	56,479

		7,269,099

Singapore - 0.1%
Oversea-Chinese Banking Corp., Ltd.	58,000	291,144

South Africa - 1.4%
Alexander Forbes Ltd.	74,500	164,879
BIDVest Group Ltd.	52,485	996,268
Community Growth Fund*	894,098	856,121
FirstRand Ltd.	56,713	178,616

Investec Ltd.	42,935	534,434
MTN Group Ltd.	62,674	758,440
Pick’n Pay Holdings Ltd.	61,200	123,289
Pick’n Pay Stores Ltd.	54,500	255,923
Spar Group Ltd.	33,000	202,247
Telkom South Africa Ltd.	174,048	3,493,652
Tiger Brands Ltd.	53,586	1,299,967
VenFin Ltd.	55,800	142,492

		9,006,328

South Korea - 3.8%
Kookmin Bank (ADR)	101,500	8,184,960
KT Corp. (ADR)	659,200	16,710,720

		24,895,680

Spain - 4.5%
Acciona SA	23,228	4,324,953
Actividades de Construccion y Servicios SA	83,388	4,699,760
Corporation Mapfre SA	205,845	928,985
Gas Natural SDG SA	15,594	617,130
Iberia Lineas Aereas de Espana SA	112,618	410,166
Telefonica SA	857,899	18,249,196

		29,230,190

Sweden - 1.2%
Nordea Bank AB	84,500	1,303,860
Skandinaviska Enskilda Banken AB	47,600	1,514,217
SKF AB	17,827	329,830
SSAB Svenskt Stal AB	138,911	3,301,503
Svenska Handelsbanken AB	51,200	1,550,108

		7,999,518

Switzerland - 4.7%
Baloise Holding AG	36,661	3,661,140
Geberit AG	1,526	2,349,713
Logitech International SA*	53,702	1,547,678
Roche Holding AG	40,525	7,260,044
Zurich Financial Services AG	60,088	16,159,443

		30,978,018

Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,160,405	12,683,227
United Microelectronics Corp. (ADR)	435,000	1,518,150

		14,201,377

Thailand - 0.0%
Advanced Info Service PCL (ADR)	60,800	130,346

United Kingdom - 19.2%
Aegis Group plc	446,172	1,223,452
Alliance Boots plc	116,356	1,908,667
Aviva plc	341,933	5,505,154
Barclays plc	360,574	5,155,537
Barratt Developments plc	29,130	704,635
BG Group plc	915,711	12,429,346
British Airways plc*	998,723	10,318,680
BT Group plc	3,117,167	18,407,890
DSG International plc	720,418	2,702,153
FirstGroup plc	37,796	425,667
GlaxoSmithKline plc	55,004	1,447,939
Hays plc	318,137	992,317
HBOS plc	338,109	7,496,521
HSBC Holdings plc	747,944	13,638,775
IMI plc	102,067	1,013,561
International Power plc	201,191	1,504,334
J Sainsbury plc	199,611	1,600,036
Kelda Group plc	55,387	1,004,559
Lloyds TSB Group plc	214,762	2,403,977
Man Group plc	627,984	6,429,826
Marks and Spencer Group plc	565,711	7,944,570
Michael Page International plc	52,887	468,473
Next plc	96,004	3,384,686
Northern Foods plc	679,817	1,527,922
Persimmon plc	61,871	1,849,261
Reckitt Benckiser plc	33,537	1,533,140
Royal Bank of Scotland Group plc	147,419	5,754,630
Scottish & Southern Energy plc	118,360	3,602,571
Tate & Lyle plc	194,843	2,932,819

		125,311,098

United States - 4.8%
Advanced Micro Devices, Inc.*	154,600	3,146,110
AmerisourceBergen Corp.	81,900	3,682,224
Big Lots, Inc.*	19,100	437,772
Biogen Idec, Inc.*	42,000	2,065,980
Chubb Corp.	18,800	994,708
Continental Airlines, Inc., Class B*	17,600	726,000
Cummins, Inc.	14,200	1,678,156
Distributed Energy Systems Corp.*	308,137	1,109,293
Evergreen Solar, Inc.*	1,400	10,598
Global Payments, Inc.	28,800	1,333,440
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	400,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Series A Preferred (b)(i)*	69,033	98,717
Series A Preferred, Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B Common, Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series B Preferred (b)(i)*	161,759	231,315

Series C Preferred (b)(i)*	36,984	52,886
IntercontinentalExchange, Inc.*	31,500	3,398,850
Komag, Inc.*	5,300	200,764
Mayer Laboratories, Inc. Warrants (strike price $6.50/share, expires 12/31/07) (b)(i)*	11,538	—
McKesson Corp.	13,600	689,520
Parker Hannifin Corp.	15,200	1,168,576
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	140,136
Series B, Preferred (b)(i)*	20,000	73,964
Series C, Preferred (b)(i)*	239,566	299,458
Series C, Preferred, Warrants (strike price $1.14/share, expires 6/30/08) (b)(i)*	198	22
Radian Group, Inc.	13,300	717,003
Reliance Steel & Aluminum Co.	78,900	3,107,082
RF Technology, Inc. (b)(i)*	365,374	—
Ryder System, Inc.	2,100	107,226
Safeco Corp.	3,600	225,180
SMARTTHINKING, Inc.:
Series 1-A, Preferred (b)(i)*	104,297	167,367
Series 1-B, Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
TEREX Corp.*	39,700	2,563,826
Tidewater, Inc.	17,000	822,120
Unit Corp.*	2,500	121,125
WR Berkley Corp.	46,500	1,604,715

		31,407,326

Total Equity Securities (Cost $515,769,704)		634,315,487

	Adjusted
Limited Partnership Interest - 0.4%	Basis	Value

Balkan Financial Sector Equity Fund CV (b)(i)*	$30,732	33,356
China Environment Fund 2004 (b)(i)*	155,286	139,591
SAM Sustainability Private Equity Fund (b)(i)*	942,058	773,223
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	610,414	623,855
SEAF India International Growth Fund LLC (b)(i)*	198,932	185,922
ShoreCap International (b)(i)*	564,465	582,102
Terra Capital Investors, Ltd. (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $2,971,477)		2,338,050

	Principal
Corporate Notes - 0.0%	Amount

Mayer Laboratories, Inc., 6.00%, 12/31/10 (b)(i)	89,138	22,284

Total Corporate Notes (Cost $89,138)		22,284

Certificates of Deposit - 0.0%

Self Help Credit Union, 4.85%, 2/22/07 (b)(k)	100,000	99,600
ShoreBank & Trust Co., 4.30%, 3/15/07 (b)(k)	100,000	99,650

Total Certificates of Deposit (Cost $200,000)		199,250

High Social Impact Investments - 0.7%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	4,431,583	4,298,768

Total High Social Impact Investments (Cost $4,431,583)		4,298,768

U.S. Government Agencies and Instrumentalities - 1.5%

Federal Home Loan Bank Discount Notes, 1/2/07	10,000,000	9,998,667

Total U.S. Government Agencies and Instrumentalities (Cost $9,998,667)		9,998,667

TOTAL INVESTMENTS (Cost $533,460,569) - 99.6%		651,172,506
Other assets and liabilities, net - 0.4%		2,601,919

NET ASSETS - 100%		$653,774,425

Abbreviations:
ADR: American Depository Receipt
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation
LP: Limited Partnership

 * Non-income producing security.
(a) Affiliated company.
(b) This security was valued by the Board of Directors. See Note A.
(i) Restricted securities represent 1.3% of net assets of the Fund.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate period end.
(s) 114,000 shares of ING Groep NV have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Fund. There are no restrictions on the trading of this security.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Balkan Financial Sector Equity Fund CV, LP	1/12/06 - 6/28/06	$30,732
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05-7/3/06	4,431,583
China Environment Fund 2004, LP	9/15/05 - 10/11/06	155,286
Empresas ESM, SA de CV	10/25/01 - 10/29/02	350,000
GNet Defta Development Holdings LLC	8/30/05	400,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/4/04	—
Series B, Preferred	10/21/04-10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Mayer Laboratories, Inc.:
Note, 6.00%, 12/31/06	12/31/96	89,138
Warrants (strike price $6.50/share, expires 12/31/07)	1/21/03	—
Powerspan Corp:
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/05/99	200,000
Series C, Preferred	12/21/04	273,105
Series C, Preferred Warrants (strike price $1.14/share, expires 6/30/08)	12/21/04	—
RF Technology, Inc.	7/16/99 - 3/23/01	299,990
SAM Sustainability Private Equity Fund, LP	7/19/01 - 10/24/06	942,058
SEAF Central & Eastern European Growth Fund LLC, LP	8/10/00 - 2/23/06	610,414
SEAF India International Growth Fund LLC, LP	3/22/05 - 5/24/06	198,932
ShoreCap International LP	8/12/04 - 12/19/06	564,465
SMARTHINKING, Inc.:
Series 1-A, Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	—
Terra Capital Investors, Ltd., LP	11/23/98 - 3/14/06	469,590

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert World Values International Equity Fund and the Calvert Capital Accumulation Fund, each a series of Calvert World Values Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified and non-diversified, respectively, open-end management investment companies. The operation of each series is accounted for separately. The Funds offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares.

Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert World Values International Equity Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2006:

	Total Investments	% of Net Assets

Capital Accumulation	$1,376,946	1.0%
International Equity	8,442,910	1.3%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Forward Currency Contracts: The Fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2006, and net realized capital loss carryforwards as of September 30, 2006 with expiration dates:

	International Equity	Capital Accumulation

Federal income tax cost of investments	$534,757,266	$125,649,270
Unrealized appreciation	123,162,928	16,860,445
Unrealized depreciation	(6,747,688)	(7,317,240)
Net unrealized appreciation/ (depreciation)	$116,415,240	$9,543,205
Capital Loss Carryforwards

Expiration Date	International Equity	Capital Accumulation

30-Sep-09	$269,613	—
30-Sep-11	—	$1,854,355

	$269,613	$1,854,355

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $269,613 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
Empresas ESM, SA de CV	$350,000	$87,500
GNet Defta Development Holdings LLC	400,000	400,000
SEAF Central & Eastern European Growth Fund LLC	610,414	623,855

TOTALS	$1,360,414	$1,111,355
NOTE D — OTHER
In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $1,965,109 at December 31, 2006.

Item 2.	Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

        Filed herewith.
        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT WORLD VALUES FUND, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President — Principal Executive Officer

Date:	February 28, 2007
        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek President — Principal Executive Officer

Date:	February 28, 2007

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer Treasurer — Principal Financial Officer

Date:	February 28, 2007